COMMON STOCK AND DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2019
COMMON STOCK AND DIVIDENDS [Abstract]
Common Stock
As of December 31, 2019 and 2018, TGS’ common stock was as follows:

Common Stock structure as of December 31, 2018
Shares Class	Amount of common stock, subscribed, issued, paid in, and authorized for public offer
Common Shares Class (Face value $ 1, 1 vote)	Outstandings shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	375,701,909	13,600,780	389,302,689
Total	780,894,503	13,600,780	794,495,283

Common Stock structure as of December 31, 2019
Shares Class	Amount of common stock, subscribed, issued, paid in, and authorized for public offer
Common Shares Class (Face value $ 1, 1 vote)	Outstandings shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	379,415,934	9,886,755	389,302,689
Total	784,608,528	9,886,755	794,495,283